Trade payables - Summary of Trade Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade payables
License fee payables for capitalized sports data rights - current	€ 178,296	€ 202,013
Other trade payables and accrued expenses - current	81,446	57,654
Trade payables current	259,742	259,667
License fee payables for capitalized sports data rights - non-current	895,679	908,437
Other trade payables - non-current		62
Trade payables non-current	895,679	908,499
Total	€ 1,155,421	€ 1,168,166